Non-Current Assets	3 Months Ended
Sep. 30, 2023
Non-Current Assets [Abstract]
NON-CURRENT ASSETS

NOTE 6. NON-CURRENT ASSETS

Property, Plant & Equipment

Property, Plant and Equipment are recorded at cost, except when acquired in a business combination where property, plant and equipment are recorded at fair value. Depreciation of property, plant and equipment is recognized over the estimated useful lives of the respective assets using the straight-line method. The estimated useful lives are as follows:

Property, Plant and Equipment	Years
Buildings, related improvements & land improvements	5 – 25
Machinery & Equipment	3 – 15
Computer hardware & software	3 – 10
Furniture & Fixtures	3 – 15

Expenditures that extend the useful life of existing property, plant and equipment are capitalized and depreciated over the remaining useful life of the related asset. Expenditures for repairs and maintenance are expensed as incurred. When property, plant and equipment are retired or sold, the cost and related accumulated depreciation is removed from the Company’s balance sheet, with any gain or loss reflected in operations.

Depreciation

Depreciation of property, plant and equipment is recognized over the estimated useful lives of the respective assets using the straight-line method. Depreciation expense in the year 2022 belongs to Depreciation accounted for on Plant, Property and Equipment obtained as part of our subsidiary acquisition.

Cost of assets

	Plant & Machinery	Leasehold Improvements & Building	Furniture, Fixtures & Office Equipment	Capital work in Progress	Total
December 31, 2021	—	—	—	—	—
Additions during the year	—	—	—	—	—
Additions on account of acquisition of Subsidiary as of June 30, 2022	25,387,308	27,043,357	5,734,655	1,391,740	59,557,061
Additions during H2 2022	39,992	42,786	6,524	492,829	582,130
December 31, 2022	25,427,300	27,086,143	5,741,179	1,884,569	60,139,191
Additions during the Quarter	929,642	—	—	408,277	1,337,919
March 31, 2023	26,356,942	27,086,143	5,741,179	2,292,846	61,477,110
Additions/Disposal during the Quarter	—	—	—	(625,337)	(625,337)
June 30, 2023	26,356,942	27,086,143	5,741,179	1,667,509	60,851,773
Additions/Disposal during the Quarter	598,725	—	—	200,000	798,725
September 30, 2023	26,955,667	27,086,143	5,741,179	1,867,509	61,650,498

Accumulated depreciation & Carrying value

	Plant & Machinery	Leasehold Improvements & Building	Furniture, Fixtures & Office Equipment	Capital work in Progress	Total
Accumulated depreciation as of June 30, 2022	23,555,566	9,154,572	5,502,248	—	39,880,570
Carrying value as of June 30, 2022	1,831,742	17,888,785	232,407	1,391,740	21,344,674
Charge H2 2022	506,149	541,504	82.561,	—	1,130,213
Accumulated Depreciation December 31, 2022	24,061,715	9,696,076	5,584,809	—	39,342,600
Carrying value December 31, 2022	1,365,585	17,390,067	156,370	1,884,569	20,796,591
Charge for the first Quarter	633,798	—	—	—	633,798
Accumulated Depreciation till March 31, 2023	24,695,513	9,696,076	5,584,809	—	39,976,398
Carrying value March 31, 2023	1,661,429	17,390,067	156,370	2,292,846	21,500,712
Charge for the second Quarter	371,348	243,436	38,177	—	652,961
Accumulated Depreciation till June 30, 2023	25,066,861	9,939,512	5,622,986	—	40,629,359
Carrying value June 30, 2023	1,290,081	17,146,631	118,193	1,667,509	20,222,414
Charge for the third Quarter	398,720	261,379	40,991	—	701,090
Accumulated Depreciation till September 30, 2023	25,465,581	10,200,891	5,663,977	200,000	41,330,449
Carrying value September 30, 2023	1,490,086	16,885,252	77,202	1,867,509	20,320,440